Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk management and strategy

We have a cybersecurity program for assessing, identifying, and managing risks from cybersecurity threats, and we monitor the prevention, detection, mitigation and remediation of cybersecurity incidents, as applicable.

Our policies and procedures address security governance, security awareness and training, access management, vulnerability management, penetration testing, security monitoring, incident response, and third-party access. In addition, our employees regularly undergo continuing cybersecurity training, and employees in higher-risk functions receive additional training and cybersecurity awareness education. We also conduct periodic audits, cybersecurity simulations and employee testing, as deemed appropriate, and we engage with third parties, as appropriate, to evaluate the strength of our program through penetration testing, vulnerability testing and mock phishing campaigns.

AudioCodes’ risk management and strategy is based on the following principles:

●	Risk management is a continuous, cyclical process that involves six steps: (1) establishing context; (2) identifying and describing risks; (3) quantifying and assessing risks; (4) taking action to control risks; (5) monitoring and reviewing risks; (6), and communicating and consulting about risks.
●	Risk management is a key organizational responsibility that aims to identify and control risks that might have an impact on the organization’s objectives, its employees, and the people it interacts with.
●	Risk management is a good management practice and central to the effective running of the organization. AudioCodes will seek to ensure that any decisions made on behalf of the organization are taken with due consideration of the effective management of risks.
●	Risk management is supported by an annual external audit and review of governance, risk management, and internal controls, as well as regular internal audits and reports.
●	AudioCodes shall seek to implement the information security controls as detailed in its work plan and risk assessment table.
●	AudioCodes has assigned clear roles and responsibilities for risk management to its senior management, the Chief Information Security Officer, its employees and its contractors.

Our systems face cybersecurity risks, and although such risks have not to date materially affected, and we do not believe they are reasonably likely to materially affect, us, our business strategy, results of operations or financial condition, we may, from time to time, experience threats to and security incidents related to our data and systems. We can provide no assurance that we will not experience any material cybersecurity threats or incidents in the future. See Item 3.D, “Key Information - Risk Factors - We and our third-party providers are exposed to cybersecurity risks and incidents, which may result in damage to our brand and reputation, material financial penalties, and legal liability, which could in turn materially adversely affect our business, results of operations, and financial condition.”

Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

AudioCodes’ risk management and strategy is based on the following principles:

●	Risk management is a continuous, cyclical process that involves six steps: (1) establishing context; (2) identifying and describing risks; (3) quantifying and assessing risks; (4) taking action to control risks; (5) monitoring and reviewing risks; (6), and communicating and consulting about risks.
●	Risk management is a key organizational responsibility that aims to identify and control risks that might have an impact on the organization’s objectives, its employees, and the people it interacts with.
●	Risk management is a good management practice and central to the effective running of the organization. AudioCodes will seek to ensure that any decisions made on behalf of the organization are taken with due consideration of the effective management of risks.
●	Risk management is supported by an annual external audit and review of governance, risk management, and internal controls, as well as regular internal audits and reports.
●	AudioCodes shall seek to implement the information security controls as detailed in its work plan and risk assessment table.
●	AudioCodes has assigned clear roles and responsibilities for risk management to its senior management, the Chief Information Security Officer, its employees and its contractors.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Role of Management [Text Block]

Our Chief Information Officer, or the CIO, has primary responsibility for day-to-day management of our cybersecurity risk management program, including leading a dedicated team of technology professionals to monitor cybersecurity risks on behalf of AudioCodes. Our IT department, led by our CIO, is responsible for assessing potential vulnerabilities and exposures to cybersecurity threats, implementing controls and measures designed to mitigate these risks, and regularly monitoring and updating these measures as appropriate to adapt to evolving cybersecurity threats. Our current CIO possesses approximately 11 years of experience with information technology and cybersecurity risk management.

As part of our Board of Directors’ enterprise risk management process, our Board of Directors has responsibility for oversight of cybersecurity risk management. Our Board of Directors has delegated to the audit committee oversight of our cybersecurity risk management program. Our internal auditor provides periodic reports to the audit committee covering cybersecurity and other information technology risks affecting us. We have implemented a process in which management would report cybersecurity incidents that it determines to present critical risk to us.

AudioCodes’ senior management has the ultimate responsibility for the implementation of its risk management policy and risk management process on a day-to-day basis. Senior management is accountable for ensuring that the risk management policy is established, implemented, maintained and reviewed in accordance with the ISO 27001 standard and the organizational objectives. Senior management is also responsible for determining resources, supporting and guiding the effective execution of the risk management process. The senior management team takes steps to stay informed about and monitor efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include: briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in our IT environment.

Cybersecurity Risk Board of Directors Oversight [Text Block]

As part of our Board of Directors’ enterprise risk management process, our Board of Directors has responsibility for oversight of cybersecurity risk management. Our Board of Directors has delegated to the audit committee oversight of our cybersecurity risk management program. Our internal auditor provides periodic reports to the audit committee covering cybersecurity and other information technology risks affecting us. We have implemented a process in which management would report cybersecurity incidents that it determines to present critical risk to us.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	audit committee
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our internal auditor provides periodic reports to the audit committee covering cybersecurity and other information technology risks affecting us. We have implemented a process in which management would report cybersecurity incidents that it determines to present critical risk to us.
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Chief Information Officer
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our current CIO possesses approximately 11 years of experience with information technology and cybersecurity risk management.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]

AudioCodes’ senior management has the ultimate responsibility for the implementation of its risk management policy and risk management process on a day-to-day basis. Senior management is accountable for ensuring that the risk management policy is established, implemented, maintained and reviewed in accordance with the ISO 27001 standard and the organizational objectives. Senior management is also responsible for determining resources, supporting and guiding the effective execution of the risk management process. The senior management team takes steps to stay informed about and monitor efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include: briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in our IT environment.